Northern Lights Fund Trust

Arrow Alternative Solutions Fund

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Managed Futures Trend Fund

Arrow Commodity Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 21, 2011 (SEC Accession No. 0000910472-11-002094).